Variable interest entities - Maximum exposure to loss in VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Variable Interest Entities [Abstract]
Carrying value of debt and equity investments	$ 91,411	$ 94,832